LEASES - Schedule of Right-of-Use Asset and Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right of use asset - operating leases	$ 10,166	$ 11,884
Right of use asset - financing	57,883	20,018
Total Leased Assets	68,049	31,902
Operating lease liability - current	2,147	1,947
Finance lease liability - current	132	3
Operating lease liability - non-current	9,563	11,709
Finance lease liability - non-current	50,103	13,506
Total leased liabilities	$ 61,945	$ 27,165
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other non-current assets	Other non-current assets
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued and other liabilities	Accrued and other liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities	Accrued and other liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities	Other non-current liabilities